INTANGIBLE ASSET	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSET

7. INTANGIBLE ASSET

On July 6, 2021, the Company, through EnderbyWorks, LLC, acquired rights to a movie for a period of 10 years for $3,000,000. This acquisition is linked to a project for movie related NFTs. The asset was amortized straight-line basis, based on a 10-year estimated life. The Company was to generate revenues from the resale of the distribution rights over the period of ten years. The Company entered a sales contract on November 15, 2021, to sublease these rights to a movie distributor resulting in revenues during 2022 of $1,250,000. Future revenues are dependent on a percent of gross receipts from movie-related sales after distribution expenses are deducted. The film was released on May 27, 2022. Projected future cash flow from this asset could not be determined on December 31, 2022, and the Company decided to fully impair the asset, resulting in a loss on impairment of intangible assets of $2,625,000.

	Estimated life in years	December 31, 2022	December 31, 2021

Intangible asset	10	$3,000,000	$3,000,000
Less:
Impairment		(2,625,000)	-
Accumulated amortization		(375,000)	(75,000)
Intangible assets, net		$-	$2,925,000

Beginning accumulated amortization		$75,000	$-

Amortization expense		300,000	75,000

Ending accumulated amortization		$375,000	$75,000